Related Parties Disclosure - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Payables	$ 9,889	$ 12,387
Expenses	6,263	6,406	$ 1,545
Receivables	223
Net income	227
Carlos Moreira
Related Party Transaction [Line Items]
Payables	953
John O'Hara
Related Party Transaction [Line Items]
Payables	381
Ruma Bose
Related Party Transaction [Line Items]
Payables	13	28
Expenses	97	33
Cristina Dolan
Related Party Transaction [Line Items]
Payables	13
Expenses	74
David Fergusson
Related Party Transaction [Line Items]
Expenses	18
Danil Kerimi
Related Party Transaction [Line Items]
Payables	13	8
Expenses	105	8
Eric Pellaton
Related Party Transaction [Line Items]
Payables	13
Expenses	74
Peter Ward
Related Party Transaction [Line Items]
Expenses	6
WISeKey International Holding AG
Related Party Transaction [Line Items]
Payables	4,821	7,100
Expenses	4,752	5,283	796
WISeKey SA
Related Party Transaction [Line Items]
Payables	237
Expenses	978
WISeKey USA Inc.
Related Party Transaction [Line Items]
Payables		981
Expenses		827	558
WISeKey Semiconductors GMBH
Related Party Transaction [Line Items]
Payables		881
Expenses	84	180	105
WISeCoin AG
Related Party Transaction [Line Items]
Payables	3,445	3,389
Expenses	75	$ 75	$ 86
SEALCoin AG
Related Party Transaction [Line Items]
Receivables	223
Net income	$ 227